16. INCOME TAXES: Schedule of temporary difference, unused tax losses and unused tax credits (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of temporary difference, unused tax losses and unused tax credits

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	December 31, 2025	Expiry date range	December 31, 2024	Expiry date range
	$		$
Temporary differences:
Share issuance costs and financing fees	2,777,000	2046 to 2049	1,455,000	2044 to 2048
Non-capital losses available for future periods	20,755,000	2039 to 2045	16,025,000	2039 to 2044
Property and equipment	257,000	No expiry date	296,000	No expiry date
Mineral resource properties	15,561,000	No expiry date	9,899,000	No expiry date
Total	39,350,000		27,675,000